Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000148468
Shareholder Report [Line Items]
Fund Name	EMQQ The Emerging Markets Internet ETF
Class Name	EMQQ The Emerging Markets Internet ETF
Trading Symbol	EMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://emqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMQQ The Emerging Markets Internet ETF	$78	0.86%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet Index (the “Index”). For the fiscal year ended August 31, 2026, the Fund delivered a total return of -18.57% at net asset value (“NAV”). Performance was primarily affected by weakness among application-oriented businesses globally, as companies accelerated investment in artificial intelligence (“AI”) infrastructure, products and capabilities to support future growth. This trend was particularly pronounced in China, where several of the Fund’s largest internet companies increased their AI-related investments, which weighed on investor sentiment in the short term. These elevated expenditures created a headwind to near-term performance as margins compressed across the affected portfolio companies. Performance was also affected by heightened geopolitical uncertainty stemming from the conflict in the Middle East, which disrupted global energy markets and contributed to a sharp increase in oil prices. Higher energy prices and increased geopolitical risk weighed on investor sentiment toward emerging markets and created an additional headwind for the Fund’s consumer- and growth-oriented internet portfolio companies.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	EMQQ The Emerging Markets Internet ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference†	EMQQ The Emerging Markets Internet Index (USD) (NR)Footnote Reference*
Aug/16	$10,000	$10,000	$10,000	$10,000
Aug/17	$13,823	$12,453	$11,623	$13,961
Aug/18	$12,987	$12,368	$13,909	$13,236
Aug/19	$12,606	$11,829	$14,315	$12,950
Aug/20	$21,536	$13,542	$17,455	$22,324
Aug/21	$21,370	$16,403	$22,895	$22,303
Aug/22	$12,581	$12,826	$20,325	$13,236
Aug/23	$12,410	$12,987	$23,566	$13,179
Aug/24	$13,811	$14,944	$29,960	$14,902
Aug/25	$17,526	$17,455	$34,718	$18,783
Aug/26	$14,272	$24,305	$41,793	$15,439

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 259,079,174
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,770,045
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$259,079,174	58	$2,770,045	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Information Technology	0.3%
Consumer Staples	0.4%
Short-Term Investment	0.8%
Real Estate	1.0%
Industrials	2.3%
Energy	7.4%
Financials	17.2%
Communication Services	19.1%
Consumer Discretionary	52.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	8.8%
Sea ADR	7.6%
Reliance Industries	7.4%
Tencent Holdings	6.7%
NU Holdings, Cl A	6.4%
PDD Holdings ADR	6.3%
Alibaba Group Holding	6.0%
Meituan, Cl B	4.1%
Bajaj Finance	3.6%
NetEase	3.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://emqqetf.com/materials/
C000230780
Shareholder Report [Line Items]
Fund Name	FMQQ The Next Frontier Internet ETF
Class Name	FMQQ The Next Frontier Internet ETF
Trading Symbol	FMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://fmqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FMQQ The Next Frontier Internet ETF	$81	0.86%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet Index (the “Index”). For the fiscal year ended August 31, 2026, the Fund delivered a total return of -12.16% at net asset value (“NAV”). Performance was primarily impacted by heightened geopolitical uncertainty stemming from the conflict in the Middle East, which disrupted global energy markets and contributed to a sharp increase in oil prices. This was particularly relevant for India, one of the Fund’s largest market exposures, given the country’s significant reliance on imported oil. Higher energy prices weighed on the economic outlook and consumer sentiment, creating a more challenging backdrop for consumer internet companies exposed to discretionary spending, including e-commerce, online travel and food delivery businesses.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	FMQQ The Next Frontier Internet ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	FMQQ The Next Frontier Internet Index (USD) (NR)Footnote Reference*
Sep/21	$10,000	$10,000	$10,000
Aug/22	$4,341	$8,055	$4,315
Aug/23	$4,178	$8,156	$4,192
Aug/24	$5,157	$9,386	$5,287
Aug/25	$5,803	$10,963	$5,926
Aug/26	$5,098	$15,265	$5,275

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,780,665
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 215,631
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,780,665	37	$215,631	27%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	4.1%
Energy	7.0%
Communication Services	7.4%
Financials	38.7%
Consumer Discretionary	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sea ADR	7.9%
MercadoLibre	7.7%
Reliance Industries	7.0%
NU Holdings, Cl A	6.5%
Bajaj Finance	6.3%
Eternal	5.3%
Allegro.eu	5.1%
Kaspi.KZ JSC ADR	4.7%
Grab Holdings, Cl A	4.1%
Jio Financial Services	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://fmqqetf.com/materials/